Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Entity Central Index Key	0001390204
Document Period End Date	Jul. 31, 2024
C000238440 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Managed Accounts Portfolio
Class Name	Nuveen High Yield Managed Accounts Portfolio
Trading Symbol	NMYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Managed Accounts Portfolio returned 10.69% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 10.47%.

•  Top contributors to relative performance

»   Security selection within the telecommunications and cable & satellite industries.

»   An overweight to and security selection within support services and health care facilities industries, as higher beta names generally outperformed.

»   Security selection within CCC‑rated bonds, which benefited from the market’s risk‑on tone and the Fund’s avoidance of certain distressed names.

•  Top detractors from relative performance

»   Security selection within the specialty retail industry, driven by an underperforming arts and crafts retailer, The Michael’s Companies.

»   Overweight to and security selection within the rail sector, including a holding in a private passenger rail credit, Brightline East, which underperformed.
Performance Attribution Telecom and cable & satellite Support services and health care facilities CCC‑rated bonds Specialty retail Rail

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen High Yield Managed Accounts Portfolio at NAV	10.69%	10.19%

Bloomberg U.S. Aggregate Bond Index	5.10%	5.85%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	10.47%	10.39%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 18,037,207
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$18,037,207

Total number of portfolio holdings	196

Portfolio turnover (%)	77%

Total management fees paid for the year	$0

Holdings [Text Block]
(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]

How has the Fund changed?

•
Portfolio Manager Updates: Effective April 5, 2024, Jacob Fitzpatrick, CFA is no longer a portfolio manager of the Fund. Effective April 5, 2024, Kristal Seales, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000219780 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Managed Accounts Portfolio
Class Name	Nuveen Core Impact Bond Managed Accounts Portfolio
Trading Symbol	NCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Core Impact Bond Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Managed Accounts Portfolio returned 6.7% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 5.1%.

•  Top contributors to relative performance

»   Overweight to corporate bonds and an out-of-benchmark allocation to municipal bonds.

»   Underweights to U.S. Treasury bonds and mortgage-backed securities (MBS).

»   Security selection within asset-backed securities (ABS), notably residential solar holdings.

•  Top detractors from relative performance

»   Security selection within commercial mortgage-backed securities (CMBS), particularly those issued by BFLD Trust and One Market Plaza Trust, which are energy-efficient, single-asset, single borrower, office properties.

»   Longer-duration positioning, which was unfavorable as long-end rates generally increased and the yield curve steepened during the reporting period.
Performance Attribution Corporate bonds, municipal bonds and ABS U.S. Treasury bonds and MBS Security selection within CMBS Longer-duration positioning

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (7/9/20)

Nuveen Core Impact Bond Managed Accounts Portfolio at NAV	6.70%	(2.28)%

Bloomberg U.S. Aggregate Bond Index	5.10%	(1.93)%

Performance Inception Date	Jul. 09, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,864,370
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$8,864,370

Total number of portfolio holdings	94

Portfolio turnover (%)	71%

Total management fees paid for the year	$0

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000048022 [Member]
Shareholder Report [Line Items]
Fund Name	Municipal Total Return Managed Accounts Portfolio
Class Name	Municipal Total Return Managed Accounts Portfolio
Trading Symbol	NMTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Municipal Total Return Managed Accounts Portfolio returned 5.08% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Bloomberg 7‑Year Municipal Bond Index, which returned 2.71%.

•  Top contributors to relative performance

»   Overweight to bonds with maturities of 17 years and longer, which outperformed shorter-duration bonds in the index.

»   Underweight to local and state general obligation (GO) sectors.

»   Overweight to bonds rated BBB, BB and B which outperformed bonds with higher ratings.

•  Top detractors from relative performance

»   Overweight to bonds with maturities of less than one year, which underperformed bonds with longer maturities.

»   Underweight to the industrial development revenue/pollution control revenue (IDR/PCR) sector.

»   Underweight to bonds from Georgia state issuers, which was a top‑performing state in the index.
Performance Attribution 17+ year duration bonds Local and state GO sectors BBB‑, BB‑ and B‑rated bonds Bonds with maturities of less than 1 year IDR/PCR sector Georgia state-issued bonds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Municipal Total Return Managed Accounts Portfolio at NAV	5.08%	0.92%	3.06%

Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Bloomberg 7 Year Municipal Bond Index	2.71%	0.97%	2.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,565,551,487
Holdings Count | Holding	677
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$1,565,551,487

Total number of portfolio holdings	677

Portfolio turnover (%)	43%

Total management fees paid for the year	$0

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Updates: Effective October 13, 2023, Michael Sheykar, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000238439 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio
Class Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio
Trading Symbol	NEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Managed Accounts Portfolio returned 7.15% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the JP Morgan EMBI Global Diversified Index, which returned 9.18%.

•  Top contributors to relative performance

»   Security selection within Chilean and Brazilian corporate bonds.

»   Shorter-duration positioning, which was advantageous amid the volatile interest rate environment and generally rising long‑end rates.

»   Underweight to lower-beta, quasi-sovereign debt in China and Malaysia.

•  Top detractors from relative performance

»   Underweight to high yield bonds.

»   Lack of exposure to distressed sovereign issuers that were in the benchmark, including Argentina, Ecuador and Pakistan, which rallied during the reporting period.

»   Underweight to distressed Egyptian sovereign bonds, which also outperformed.

»   Security selection within Mexican debt.

Performance Attribution

 Chilean and Brazilian corporate bonds

 Shorter-duration positioning

 Low‑beta, quasi-sovereign debt in China and Malaysia

 High yield bonds

 Distressed sovereign issuers

 Mexican debt

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV	7.15%	9.84%

JP Morgan EMBI Global Diversified Index	9.18%	13.32%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 28,056,618
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$28,056,618

Total number of portfolio holdings	123

Portfolio turnover (%)	27%

Total management fees paid for the year	$0

Holdings [Text Block]

(1) The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000238442 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Securitized Credit Managed Accounts Portfolio
Class Name	Nuveen Securitized Credit Managed Accounts Portfolio
Trading Symbol	NNSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Securitized Credit Managed Accounts Portfolio returned 7.81% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Bloomberg US Securitized Index, which returned 4.98%.

•  Top contributors to relative performance

»   An out-of-benchmark allocation to mortgage credit, including non-agency mortgage-backed securities (MBS) and credit risk transfers.

»   An overweight to commercial mortgage-backed securities (CMBS).

»   Security selection within the asset-backed securities (ABS) sector, including a higher allocation to esoteric ABS.

•  Top detractors from relative performance

»   Shorter-duration positioning, which was unfavorable as short-end rates declined during the reporting period.
Performance Attribution Mortgage credit CMBS ABS Shorter-duration positioning

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen Securitized Credit Managed Accounts Portfolio at NAV	7.81%	8.42%

Bloomberg U.S. Aggregate Bond Index	5.10%	5.85%

Bloomberg U.S. Securitized Index	4.98%	5.82%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 26,793,416
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$26,793,416

Total number of portfolio holdings	129

Portfolio turnover (%)	46%

Total management fees paid for the year	$0

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000238441 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred Securities and Income Managed Accounts Portfolio
Class Name	Nuveen Preferred Securities and Income Managed Accounts Portfolio
Trading Symbol	NISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred Securities and Income Managed Accounts Portfolio returned 13.85% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark, which returned 12.85%. The Fund’s Blended Benchmark consists of: 1) 60% ICE US Institutional Capital Securities Index and 2) 40% ICE USD Contingent Capital Index.

•  Top contributors to relative performance

»   Overweights to the consumer cyclical and finance companies industries.

»   Overweight to floating-rate coupon securities and a corresponding underweight to fixed-rate coupon securities.

»   Security selection within the banking and insurance industries.

•  Top detractors from relative performance

»   Out‑of‑benchmark exposure to $25 par preferred securities.

»   Underweight to the contingent capital securities (CoCos) segment, which generally outperformed the $25 par preferred securities and $1000 par preferred securities segments.
Performance Attribution Consumer cyclical and finance companies sectors Floating and fixed rate couon securities Banking and insurance sectors $25 par preferred securities CoCos

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen Preferred Securities and Income Managed Accounts Portfolio at NAV	13.85%	9.90%

Bloomberg U.S. Aggregate Bond Index	5.10%	5.85%

ICE US Institutional Capital Securities Index*	12.41%	11.56%

Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark	12.85%	10.09%
* Effective November 30, 2023, the Fund selected the ICE U.S. Institutional Capital Securities Index to replace the ICE BofA U.S. All Capital Securities Index as a Fund benchmark because the Fund’s investment adviser believes that the ICE U.S. Institutional Capital Securities Index better reflects the securities in which the Fund primarily invests as well as the principal investment strategies employed by the Fund. The benchmark change was applied retroactively to the Fund’s inception date, November 1, 2022.

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 17,798,994
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$17,798,994

Total number of portfolio holdings	70

Portfolio turnover (%)	38%

Total management fees paid for the year	$0

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000248080 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Class Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Trading Symbol	NUSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of February 29, 2024 (inception) to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ultra Short Municipal Managed Accounts Portfolio returned 1.39% at net asset value (NAV) for the abbreviated reporting period from the Fund’s inception on February 29, 2024, through July 31, 2024. The Fund performed in line with the SIFMA Municipal Swap Index, which returned 1.44%.

•  Primary performance drivers impacting relative yield

»   Shorter-duration positioning, specifically with more daily than weekly putable securities.

»   Overweight to positions in the AAA‑ and AA‑rated categories.

»   Overweight to positions with enhancement features that added another level of security to the bond’s underlying credit quality.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

Since Inception (2/29/24)

Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV	1.39%

S&P Municipal Bond Index	1.11%

SIFMA Municipal Swap Index	1.44%

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,000,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$10,000,000

Total number of portfolio holdings	30

Portfolio turnover (%)	0%

Total management fees paid for the year	$0

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[2]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[3]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[4]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[5]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[6]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[7]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.